Document and Entity Information	Mar. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001600422
Document Type	8-K
Document Period End Date	Mar. 06, 2024
Entity Registrant Name	Superior Drilling Products, Inc.
Entity Incorporation State Country Code	UT
Entity File Number	001-36453
Entity Tax Identification Number	46-4341605
Entity Address, Address Line One	1583 South 1700 East
Entity Address, City or Town	Vernal
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84708
City Area Code	(435)
Local Phone Number	789-0594
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par value $0.001
Trading Symbol	SDPI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false